Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [Abstract]
Cash equivalents, money market mutual funds	€ 7,207	€ 6,210	€ 5,042
Cash equivalents, term deposits	1,346	1,469	1,594
Cash equivalents, commercial paper	505	617	461
Cash equivalent, captive insurance and reinsurance companies	€ 556	€ 553	€ 385